Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 16,327,000	$ (66,948,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	8,579,000	8,850,000
Loss on sale of property and equipment	38,000	0
Net accretion of discounts on investments	(278,000)	(761,000)
Gain on modification of lease liability	(1,005,000)	0
Stock-based compensation	8,314,000	11,501,000
Non-cash interest expense related to sale of future royalties	2,823,000	2,969,000
Non-cash revenue related to sale of future royalties	(4,521,000)	(3,637,000)
Change in operating assets and liabilities:
Accounts receivable	(8,803,000)	(2,753,000)
Unbilled receivable from government contracts	(30,573,000)	(6,208,000)
Prepaid expenses and other assets	(16,103,000)	(1,666,000)
Prepaid clinical services, long-term	34,898,000	(60,116,000)
Accounts payable	14,639,000	5,273,000
Accrued and other liabilities	33,735,000	3,332,000
Net cash used in operating activities	7,714,000	(44,764,000)
Cash flows from investing activities:
Purchases of property and equipment	(145,000)	(554,000)
Proceeds from sale of property and equipment	5,000	0
Purchases of investments	(23,228,000)	(64,270,000)
Proceeds from maturities of investments	40,000,000	43,500,000
Net cash (used in) provided by investing activities	16,632,000	(21,324,000)
Cash flows from financing activities:
Shares acquired to settle employee tax withholding liabilities	(199,000)	(214,000)
Proceeds from issuance of common stock upon exercise of stock options	3,000	30,000
Proceeds from issuance of common stock under the employee stock purchase plan	0	312,000
Proceeds from issuance of treasury stock under the employee stock purchase plan	181,000	142,000
Net cash used in financing activities	4,239,000	56,562,000
Net increase (decrease) in cash and cash equivalents	28,585,000	(9,526,000)
Cash and cash equivalents at beginning of the period	25,229,000	34,755,000
Cash and cash equivalents at end of the period	53,814,000	25,229,000
Supplemental disclosure of non-cash investing and financing activity:
Adjustment to operating lease right-of-use asset from lease modification	4,557,000	0
Acquisition of property and equipment included in accounts payable and accrued expenses	166,000	106,000
RA Capital Healthcare Fund 2025 [Member]
Cash flows from financing activities:
Net proceeds from issuance of common stock	4,201,000	0
June 2024 Offering [Member]
Cash flows from financing activities:
Net proceeds from issuance of common stock	0	37,545,000
At-the-market Facility [Member]
Cash flows from financing activities:
Net proceeds from issuance of common stock	53,000	8,802,000
RA Capital Healthcare Fund 2024 [Member]
Cash flows from financing activities:
Net proceeds from issuance of common stock	0	9,945,000
Government Contract [Member]
Change in operating assets and liabilities:
Deferred revenue	(65,332,000)	65,400,000
Collaboration Revenue [Member]
Change in operating assets and liabilities:
Deferred revenue	$ 14,976,000	$ 0